Rule 497(e)
1940 Act File No. 811-09997
1933 Act Registration No. 333-40128

BAIRD FUNDS, INC.

Supplement to Prospectus
Dated December 30, 2015
As Supplemented December 30, 2015

Baird Long-Term Credit Bond Fund

As of the date of this Supplement, shares of the Baird Long-Term Credit Bond Fund are not currently being offered for sale.

This Supplement should be retained with your Prospectus for future reference.

The date of this Prospectus Supplement is December 30, 2015.